Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	52,860
Beginning balance	£ 14,887	£ 38,502
Exercise of share options | shares	60
Exercise of share options		(5)
Issue of share capital | shares	3,740
Ending balance, Shares | shares	56,660
Ending balance	£ 3,800	27,382
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,114	2,095
Exercise of share options	2	1
Issue of share capital	150
Ending balance	2,266	2,097
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	141,306	141,108
Exercise of share options	1
Issue of share capital	1,297
Ending balance	£ 142,604	£ 141,116